Note 11 - Retirement Benefits	12 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
(11)	Retirement Benefits

The Company
contributed $
0.2
million for both of the fiscal years ended
June
30,
2017
and
2016,
toward standard defined contribution plans for employees. Contributions by the Company during fiscal year ending
June 30, 2017
and
2016
can be up to
four
percent of an employee’s salary.